Schedule II	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure
SCHEDULE II – CONSOLIDATED ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLE

(In thousands)	2012	2011	2010
Balance at beginning of period	$6,405	$9,497	$9,619
Additions:
Charged to costs and expenses	14,041	2,877	2,161
	14,041	2,877	2,161
Deductions:
Write-offs	1,736	5,102	1,651
Foreign exchange and other, net	(318)	867	632
	1,418	5,969	2,283
Balance at end of period	$19,028	$6,405	$9,497

SCHEDULE II – CONSOLIDATED CHANGE IN TAX VALUATION ALLOWANCE

(In thousands)	2012	2011	2010
Balance at beginning of period	$104,276	$202,943	$244,915
Additions:
U.S. net deferred tax assets	41,052	—	—
Valuation allowance	88,554	—	—
Foreign net deferred tax assets	14,937	1,031	—
Prior year U.S. NOL adjustments	387	773	558
	144,930	1,804	558
Deductions:
U.S. net deferred tax assets	—	5,368	13,876
Valuation allowance release	—	86,980	—
Foreign net deferred tax assets	—	—	18,529
Prior year foreign NOL adjustments	2,781	8,123	10,125
	2,781	100,471	42,530
Balance at end of period	$246,425	$104,276	$202,943